Post-employment benefit obligations (Details 4)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Post-employment benefit obligations
Discount rate (expense)	5.00%	2.75%	2.50%
Discount rate (year end disclosures)	4.75%	5.00%	2.75%
Future salary increases (salaried plan only)	5.00%	5.00%	5.00%